Consolidated Statements of Cash Flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities
Profit / (Loss) for the year		€ 113,545		€ (8,606)		€ 182,269
Add back:
Income tax expense		75,253		25,386		34,240
Depreciation and amortization expense		77,709		82,189		66,729
Change in fair value of option		12,976		28,642		(6,292)
RSU expense		10,337		16,836		24,261
Net foreign currency losses		7,686		10,670		2,910
Bad debt		6,453		12,398		8,618
Increase / (decrease) in provisions		38,285		1,081		(3,935)
Impairment of goodwill		7,034		35,949		0
Impairment of assets		29,929		344		0
Gain on disposal of business		(40,135)		0		0
Change in fair value of earnout liability		0		0		(237,354)
Change in fair value of warrant liability		0		0		(34,518)
Foreign exchange on revaluation of warrants and earnout liabilities		0		0		25,047
Share listing expense		0		0		126,252
Other non-cash adjustments	[1]	2,175		(973)		(1,324)
Changes in working capital:
Decrease / (increase) in trade and other receivables		13,746		(39,024)		47,050
Increase / (decrease) in trade and other payables		890		8,527		(27,742)
(Decrease) / increase in customer liabilities		(16,484)		14,769		(4,170)
Decrease / (increase) in restricted cash		25,966		(12,030)		(7,084)
Cash from operating activities		365,365		176,158		194,957
Withholding taxes paid on subsidiaries dividends		(6,194)		(223)		(5,611)
Corporation tax rebates/refunds received		10,411		30,868		1,846
Corporation tax paid		(85,999)		(73,954)		(24,356)
Net cash flows from operating activities		283,583		132,849		166,836
Cash flows from investing activities
Cash received in interest		9,630		5,154		1,700
Acquisition of intangible assets		(78,397)		(44,446)		(21,229)
Acquisition of property, plant and equipment		(12,167)		(9,106)		(6,311)
Initial direct costs on acquisition of right-of-use assets		(1,180)		0		0
Cash received from loans receivable		1,758		4,814		8,528
Cash extended for financial assets		(29,841)		(71,055)		(24,332)
Cash received for sale of DGC B2B		9,181		0		0
Cash paid for investment in entities		(5,687)		0		0
Cash received from financial assets		917		0		0
Acquisition of businesses, net of cash acquired		0		(10,269)		7,282
Extension of restricted cash guarantee		0		(18,604)		(79,293)
Release of restricted cash guarantee		0		138,499		0
Settled derivative contracts		0		0		17,132
Net cash flows used in investing activities		(105,786)		(5,013)		(96,523)
Cash flows from financing activities
Repayment of lease liabilities - interest		(2,559)		(1,844)		(1,196)
Repayment of lease liabilities - principal		(5,401)		(5,811)		(7,026)
Proceeds from interest-bearing loans and borrowings		0		18,594		0
Repayment of interest-bearing loans and borrowings		(27)		(139,436)		(26,679)
Cash paid for deferred consideration		0		0		(13,200)
Dividends paid to non-controlling interests		(42)		(35)		(1,388)
Dividends paid to parent equity holders		(46,120)		0		0
Shares repurchased		0		(2,632)		(224,322)
Proceeds from shares issued net of transaction costs		0		0		170,632
Net cash flows used in financing activities		(54,149)		(131,164)		(103,179)
Increase / (decrease) in cash and cash equivalents		123,648		(3,328)		(32,866)
Cash and cash equivalents at beginning of the year		241,923	[2]	254,778	[2]	293,798
Effects of exchange rate fluctuations on cash held		7,311		(9,527)		(6,154)
Cash and cash equivalents at end of the year	[2]	€ 372,882		€ 241,923		€ 254,778

[1]	Amounts related to the comparative periods are composed by certain line items that have been grouped together and presented within other non-cash adjustments.
[2]	Cash and cash equivalents at the year end includes unrestricted cash held for corporate purposes of €355.8 million and monies held for regulatory purposes of €17.1 million.